Janus Henderson Venture Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares/Principal/ Contract Amounts	Value
Common Stocks – 97.4%
Aerospace & Defense – 1.5%
Loar Holdings Inc*	239,022	$16,253,496
Standardaero Inc*	855,915	24,547,642
Voyager Technologies Inc - Class A*,#	299,251	7,822,421
		48,623,559
Banks – 1.4%
Bancorp Inc/The*	679,266	45,864,040
Biotechnology – 16.0%
Arcellx Inc*	138,027	8,999,360
Ascendis Pharma A/S (ADR)*	145,924	31,116,834
Avidity Biosciences Inc*	873,864	63,031,810
Bridgebio Pharma Inc*	622,642	47,625,887
Centessa Pharmacuticals PLC (ADR)*	469,266	11,736,343
Crinetics Pharmaceuticals Inc*	307,336	14,306,491
Halozyme Therapeutics Inc*	324,650	21,848,945
IDEAYA Biosciences Inc*	524,915	18,146,312
Insmed Inc*	116,306	20,241,896
Janux Therapeutics Inc*	273,793	3,778,343
Madrigal Pharmaceuticals Inc*	55,005	32,031,612
Mirum Pharmaceuticals Inc*	458,611	36,225,683
Nuvalent Inc - Class A*	144,675	14,552,858
Olema Pharmaceuticals Inc*	300,630	7,515,750
Praxis Precision Medicines Inc*	142,618	42,035,229
Protagonist Therapeutics Inc*	226,933	19,820,328
PTC Therapeutics Inc*	303,188	23,030,160
Revolution Medicines Inc*	441,735	35,184,193
Soleno Therapeutics Inc*	324,432	15,021,202
Travere Therapeutics Inc*	435,537	16,641,869
Vaxcyte Inc*	465,900	21,496,626
Xenon Pharmaceuticals Inc*	249,698	11,191,464
		515,579,195
Building Products – 2.1%
CSW Industrials Inc	76,387	22,421,876
Zurn Water Solutions Corp	981,513	45,630,539
		68,052,415
Capital Markets – 2.9%
Bullish*,#	186,672	7,069,268
Hamilton Lane Inc	149,126	20,029,113
LPL Financial Holdings Inc	151,176	53,995,532
Wealthfront Corp*	946,210	12,858,994
		93,952,907
Chemicals – 3.4%
Perimeter Solutions Inc*	2,170,689	59,759,068
Sensient Technologies Corp	535,581	50,317,835
		110,076,903
Commercial Services & Supplies – 4.5%
CECO Environmental Corp*	861,153	51,540,007
Cimpress PLC*	384,979	25,635,752
Montrose Environmental Group Inc*	709,064	17,606,059
Rentokil Initial PLC (ADR)	1,650,380	48,620,195
		143,402,013
Construction & Engineering – 2.2%
Legence Corp - Class A*	822,597	35,404,575
Sterling Construction Co Inc*	119,264	36,522,215
		71,926,790
Diversified Consumer Services – 1.6%
Bright Horizons Family Solutions Inc*	187,682	19,030,955
Stride Inc*	489,370	31,774,794
		50,805,749
Diversified Financial Services – 2.9%
Euronet Worldwide Inc*	338,055	25,729,366
Shift4 Payments Inc - Class A*,#	484,090	30,483,147
Walker & Dunlop Inc	252,809	15,206,462
WEX Inc*	144,699	21,557,257
		92,976,232

	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Diversified Telecommunication Services – 1.5%
AST SpaceMobile Inc*,#	662,917	$48,147,662
Electronic Equipment, Instruments & Components – 5.1%
Arlo Technologies Inc*	854,728	11,957,645
Bel Fuse Inc - Class B	256,737	43,550,297
Napco Security Technologies Inc	614,619	25,629,612
Novanta Inc*	216,646	25,778,707
OSI Systems Inc*	224,927	57,369,881
		164,286,142
Entertainment – 1.1%
Atlanta Braves Holdings Inc - Class C*	672,161	26,516,752
Manchester United PLC*	535,197	8,520,336
		35,037,088
Food & Staples Retailing – 1.4%
Casey's General Stores Inc	82,286	45,480,295
Food Products – 0.5%
Mama's Creations Inc*	1,293,683	17,451,784
Health Care Equipment & Supplies – 6.9%
Carlsmed Inc*,#	594,582	7,343,088
Glaukos Corp*	655,821	74,048,749
Globus Medical Inc*	592,370	51,719,825
ICU Medical Inc*	215,741	30,779,768
Lantheus Holdings Inc*	461,154	30,689,799
PROCEPT BioRobotics Corp*	298,327	9,385,367
STERIS PLC	71,888	18,225,046
		222,191,642
Health Care Providers & Services – 0.9%
HealthEquity Inc*	210,792	19,310,655
Lumexa Imaging Holdings Inc*,#	598,213	11,066,941
		30,377,596
Health Care Technology – 1.3%
HeartFlow Inc*	630,000	18,364,500
Waystar Holding Corp*	700,918	22,955,064
		41,319,564
Hotels, Restaurants & Leisure – 1.4%
Aramark	881,027	32,474,655
Inspired Entertainment Inc*	1,200,061	11,232,571
		43,707,226
Household Durables – 0.3%
Dream Finders Homes Inc - Class A*	549,549	9,397,288
Insurance – 1.8%
BRP Group Inc - Class A*	592,019	14,226,216
Exzeo Group Inc*	585,072	14,187,996
Palomar Holdings Inc*	115,939	15,623,940
RLI Corp	232,652	14,885,075
		58,923,227
Interactive Media & Services – 0.5%
Ziff Davis Inc*	479,373	16,849,961
Life Sciences Tools & Services – 0%
OmniAb Inc - 12.5 Earnout*	104,942	60,425
OmniAb Inc - 15 Earnout*	104,942	50,110
		110,535
Machinery – 6.5%
Alamo Group Inc	139,633	23,440,192
ATS Corp*	818,694	22,555,246
EnPro Industries Inc	138,591	29,676,491
Gates Industrial Corp PLC*	1,307,144	28,064,382
ITT Inc	196,099	34,025,137
Kornit Digital Ltd*	657,994	9,461,954
SPX Technologies Inc*	313,056	62,629,983
		209,853,385
Multiline Retail – 0.8%
Global-E Online Ltd*	634,812	24,954,460
Oil, Gas & Consumable Fuels – 1.2%
California Resources Corp	290,777	13,000,640
Magnolia Oil & Gas Corp	1,214,364	26,582,428
		39,583,068

	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Personal Products – 1.1%
BellRing Brands Inc*	362,128	$9,679,681
Oddity Tech Ltd - Class A*	637,338	25,608,241
		35,287,922
Pharmaceuticals – 2.7%
Edgewise Therapeutics Inc*	179,368	4,451,017
Ligand Pharmaceuticals Inc*	269,027	50,864,935
Structure Therapeutics Inc (ADR)*	246,719	17,159,306
Tarsus Pharmaceuticals Inc*	165,844	13,579,307
		86,054,565
Professional Services – 7.9%
Asure Software Inc*,£	1,516,460	14,285,053
Broadridge Financial Solutions Inc	160,593	35,839,540
CACI International Inc - Class A*	54,325	28,944,903
CBIZ Inc*	269,782	13,610,502
CRA International Inc	112,842	22,646,825
Innodata Inc*	436,628	22,246,197
Paylocity Holding Corp*	199,294	30,392,335
SS&C Technologies Holdings Inc	786,557	68,760,813
UL Solutions Inc - Class A	230,441	18,172,577
		254,898,745
Real Estate Management & Development – 1.0%
Colliers International Group Inc - Subordinate Voting Shares	126,243	18,558,983
FirstService Corp	96,445	15,000,091
		33,559,074
Semiconductor & Semiconductor Equipment – 5.2%
Credo Technology Group Holding Ltd*	303,875	43,724,574
MACOM Technology Solutions Holdings Inc*	195,152	33,425,635
Nova Ltd*	44,213	14,519,107
ON Semiconductor Corp*	357,733	19,371,242
PDF Solutions Inc*	849,580	24,238,517
Tower Semiconductor Ltd*	285,232	33,491,941
		168,771,016
Software – 6.3%
Alkami Technology Inc*	936,091	21,595,619
Blackbaud Inc*	424,949	26,907,771
Clearwater Analytics Holdings Inc - Class A*	1,016,228	24,511,419
Consensus Cloud Solutions Inc*	700,212	15,278,626
Descartes Systems Group Inc/The*	550,845	48,329,384
Kinaxis Inc*	124,360	15,683,641
Procore Technologies Inc*	195,116	14,192,738
Tyler Technologies Inc*	51,902	23,560,913
Vertex Inc - Class A*	705,903	14,096,883
		204,156,994
Specialty Retail – 0.8%
Valvoline Inc*	838,462	24,365,706
Textiles, Apparel & Luxury Goods – 1.2%
Gildan Activewear Inc	634,811	39,650,295
Trading Companies & Distributors – 1.5%
Core & Main Inc - Class A*	689,742	35,845,892
SiteOne Landscape Supply Inc*	92,680	11,544,221
		47,390,113
Total Common Stocks (cost $1,844,824,908)		3,143,065,156
Private Placements – 1.2%
Biotechnology – 0.3%
Claris Biotherapeutics Inc - Series A-3*,¢,£,§	5,023,916	3,053,034
Claris Biotherapeutics Inc - Series B-1*,¢,£,§	670,416	293,307
Claris Biotherapeutics Inc - Series B-2*,¢,£,§	5,994,888	2,622,764
Galvanize Therapeutics Inc - Series C*,¢,§	8,246,395	4,368,940
		10,338,045
Health Care Technology – 0.3%
Kardium Inc - Series 8 Class D Preferred shares*,¢,§	8,991,217	8,313,549
Professional Services – 0.4%
Apartment List Inc*,¢,§	2,431,401	10,527,966
IntelyCare Inc*,¢,§	384,276	503,402
		11,031,368

	Shares/Principal/ Contract Amounts	Value
Private Placements – (continued)
Software – 0.2%
Loadsmart Inc - Series A*,¢,§	140,312	$1,932,096
Loadsmart Inc - Series D*,¢,§	399,891	5,506,499
		7,438,595
Total Private Placements (cost $46,815,998)		37,121,557
Rights – 0.1%
Biotechnology – 0.1%
89bio Inc (CVR)*,¢	1,117,836	380,064
Akero Therapeutics Inc (CVR)*,¢	190,961	124,125
Metsera Inc (CVR)*,#,¢	301,216	1,475,958
Total Rights (cost $124,124)		1,980,147
Investment Companies – 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $49,796,441)	49,783,291	49,798,226
Investments Purchased with Cash Collateral from Securities Lending – 1.2%
Investment Companies – 1.0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	32,184,609	32,184,609
Time Deposits – 0.2%
Royal Bank of Canada, 3.7000%, 1/2/26	$8,046,152	8,046,152
Total Investments Purchased with Cash Collateral from Securities Lending (cost $40,230,761)		40,230,761
OTC Purchased Options – Calls – 0.1% Counterparty/Reference Asset
Morgan Stanley & Co International PLC:
Travere Therapeutics Inc, Notional amount $6,560,657, premiums paid $717,706, unrealized appreciation $2,168,430, exercise price $22.50, expires 3/20/26*	1,717	2,886,136
Total Investments (total cost $1,982,509,938) – 101.5%		3,275,081,983
Liabilities, net of Cash, Receivables and Other Assets – (1.5)%		(49,625,664)
Net Assets – 100%		$3,225,456,319

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,903,248,394	88.7%
Canada	168,091,189	5.1
Israel	108,035,703	3.3
United Kingdom	57,140,531	1.7
Denmark	31,116,834	1.0
Cayman Islands	7,069,268	0.2
Switzerland	380,064	0.0
Total	$3,275,081,983	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares/ Principal	Dividend/ Interest Income
Convertible Corporate Bonds - N/A
Biotechnology - N/A
Claris Biotherapeutics Inc, 8.0000%, 7/31/26
	$221,444	$-	$(234,646) Ð	$13,202	$-	$-	$-	$-
Claris Biotherapeutics Inc - Series B, 8.0000%, 7/31/26
	154,340	-	(156,843) Ð	2,503	-	-	-	-
Total Convertible Corporate Bonds - N/A
	$375,784	$-	$(391,489)	$15,705	$-	$-	$-	$-
Common Stocks - 0.5%
Professional Services - 0.5%
Asure Software Inc*
	12,869,818	-	(436,912)	(199,448)	2,051,595	14,285,053	1,516,460	-

Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares/ Principal	Dividend/ Interest Income
Private Placements - 0.2%
Biotechnology - 0.2%
Claris Biotherapeutics Inc - Series A-3*,¢,§
	$2,197,963	$-	$-	$-	$855,071	$3,053,034	5,023,916	$-
Claris Biotherapeutics Inc - Series B-1*,¢,§
	-	234,646 Ð	-	-	58,661	293,307	670,416	-
Claris Biotherapeutics Inc - Series B-2*,¢,§
	-	2,622,764 Ð	-	-	-	2,622,764	5,994,888	-
Total Private Placements - 0.2%
	$2,197,963	$2,857,410	$-	$-	$913,732	$5,969,105	11,689,220	$-
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	37,026,630	248,765,424	(235,996,310)	697	1,785	49,798,226	49,783,291	369,122
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	33,281,722	193,479,530	(194,576,643)	-	-	32,184,609	32,184,609	62,125 ∆
Total Affiliated Investments - 3.2%
	$85,751,917	$445,102,364	$(431,401,354)	$(183,046)	$2,967,112	$102,236,993	95,173,580	$431,247

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	3/5/26	23,173,000	$(30,838,860)	$386,157
Canadian Dollar	3/5/26	(5,057,000)	3,666,167	(28,724)
				357,433
Barclays Capital, Inc.:
British Pound	3/5/26	1,059,100	(1,410,006)	17,104
Canadian Dollar	3/5/26	(1,118,900)	811,218	(6,305)
				10,799
Citibank, National Association:
British Pound	3/5/26	(10,740,800)	14,294,849	(178,100)
Canadian Dollar	3/5/26	(12,859,900)	9,322,924	(73,146)
				(251,246)
Goldman Sachs & Co. LLC:
British Pound	3/5/26	(17,680,000)	23,539,241	(284,101)
Canadian Dollar	3/5/26	(2,501,000)	1,812,936	(14,416)
				(298,517)
HSBC Securities (USA), Inc.:
British Pound	3/5/26	(13,354,400)	17,787,746	(206,962)
Canadian Dollar	3/5/26	(66,035,700)	47,894,434	(354,470)
				(561,432)
JPMorgan Chase Bank, National Association:
British Pound	3/5/26	(15,549,800)	20,706,101	(246,851)
Canadian Dollar	3/5/26	(57,100,500)	41,414,261	(306,150)
				(553,001)
Morgan Stanley & Co. International PLC:
British Pound	3/5/26	8,592,000	(11,446,782)	130,715
British Pound	3/5/26	(879,000)	1,176,654	(7,775)
Canadian Dollar	3/5/26	21,768,000	(15,813,076)	91,686
				214,626

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company:
British Pound	3/5/26	(15,669,832)	$20,876,321	$(238,371)
Canadian Dollar	3/5/26	(794,500)	576,189	(4,311)
				(242,682)
Total				$(1,324,020)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Morgan Stanley & Co International PLC:
Ast Spacemobile Inc	2,000	55.00	USD	1/16/26	$(14,526,000)	$1,129,600	$(2,511,234)	$(3,640,834)
Innodata Inc	2,527	90.00	USD	2/20/26	(12,875,065)	5,349,726	5,094,183	(255,544)
						6,479,326	2,582,949	(3,896,378)
Goldman Sachs & Co LLC:
Ast Spacemobile Inc	1,524	60.00	USD	6/18/26	(11,068,812)	1,170,610	(2,707,881)	(3,878,491)
Total OTC Written Options						$7,649,936	$(124,932)	$(7,774,869)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$87,301,793
Average amounts sold - in USD	241,834,524
Options:
Average value of option contracts purchased	2,223,718
Average value of option contracts written	7,678,356

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2025 is $39,101,704, which represents 1.3% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ð	All or a portion is the result of a corporate action.
§	Schedule of Restricted Securities (as of December 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$8,881,908	$10,527,966	0.4%
Claris Biotherapeutics Inc - Series A-3	12/28/23	4,811,555	3,053,034	0.1
Claris Biotherapeutics Inc - Series B-1	11/25/25	234,646	293,307	0.0
Claris Biotherapeutics Inc - Series B-2	11/25/25	2,622,764	2,622,764	0.1
Galvanize Therapeutics Inc - Series C	7/7/25	4,369,023	4,368,940	0.1
IntelyCare Inc	3/29/22	9,412,879	503,402	0.0
Kardium Inc - Series 8 Class D Preferred shares	6/6/25	5,819,475	8,313,549	0.3
Loadsmart Inc - Series A	1/4/22	2,665,928	1,932,096	0.0
Loadsmart Inc - Series D	1/4/22	7,997,820	5,506,499	0.2
Total		$46,815,998	$37,121,557	1.2%
The Fund has registration rights for certain restricted securities held as of December 31, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$-	$110,535	$-
Machinery	187,298,139	22,555,246	-
Software	140,143,969	64,013,025	-
All Other	2,728,944,242	-	-
Private Placements	-	-	37,121,557
Rights	-	-	1,980,147
Investment Companies	-	49,798,226	-
Investments Purchased with Cash Collateral from Securities Lending	-	40,230,761	-
OTC Purchased Options – Calls	-	2,886,136	-
Total Investments in Securities	$3,056,386,350	$179,593,929	$39,101,704
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	625,662	-
Total Assets	$3,056,386,350	$180,219,591	$39,101,704
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,949,682	$-
OTC Options Written, at Value	-	7,774,869	-
Total Liabilities	$-	$9,724,551	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under ASC 820. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” "Level 3 Valuation Reconciliation of Assets" in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
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